UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin ClearBridge Enhanced Income ETF
YLDE | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin ClearBridge Enhanced Income ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin ClearBridge Enhanced Income ETF	$25	0.47%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$117,326,150
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	55
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin ClearBridge Enhanced Income ETF	PAGE 1	YLDE-STSR-1125

ClearBridge Large Cap Growth Select ETF
LRGE | The Nasdaq Stock Market LLC	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Large Cap Growth Select ETF (previously known as ClearBridge Large Cap Growth ESG ETF ) for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
ClearBridge Large Cap Growth Select ETF	$26	0.47%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$447,129,762
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Growth Select ETF	PAGE 1	LRGE-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge ETFs
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025
Franklin ClearBridge Enhanced Income ETF
ClearBridge Large Cap Growth Select ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 9.7%
Entertainment — 0.9%
Walt Disney Co.	9,688	$1,109,276
Interactive Media & Services — 4.2%
Alphabet Inc., Class A Shares	10,645	2,587,800
Meta Platforms Inc., Class A Shares	3,116	2,288,328
Total Interactive Media & Services		4,876,128
Media — 2.4%
Comcast Corp., Class A Shares	89,437	2,810,110
Wireless Telecommunication Services — 2.2%
T-Mobile US Inc.	10,601	2,537,667

Total Communication Services		11,333,181
Consumer Discretionary — 3.1%
Specialty Retail — 3.1%
Home Depot Inc.	4,704	1,906,014
Industria de Diseno Textil SA, ADR	129,754	1,791,903

Total Consumer Discretionary		3,697,917
Consumer Staples — 8.3%
Beverages — 2.3%
Coca-Cola Co.	29,465	1,954,119
Diageo PLC, ADR	8,170	779,663
Total Beverages		2,733,782
Food Products — 2.8%
Nestle SA, ADR	36,416	3,341,896
Household Products — 0.9%
Procter & Gamble Co.	6,700	1,029,455
Personal Care Products — 2.3%
Unilever PLC, ADR	44,883	2,660,664

Total Consumer Staples		9,765,797
Energy — 10.7%
Oil, Gas & Consumable Fuels — 10.7%
Enbridge Inc.	80,703	4,072,273
EQT Corp.	17,188	935,543
Exxon Mobil Corp.	37,232	4,197,908
Williams Cos. Inc.	52,704	3,338,799

Total Energy		12,544,523
Financials — 14.2%
Banks — 3.8%
JPMorgan Chase & Co.	9,162	2,889,970
PNC Financial Services Group Inc.	8,082	1,623,916
Total Banks		4,513,886
Consumer Finance — 1.5%
Capital One Financial Corp.	7,998	1,700,215
Financial Services — 3.7%
Apollo Global Management Inc.	16,357	2,179,897
Visa Inc., Class A Shares	6,352	2,168,446
Total Financial Services		4,348,343
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 5.2%
Marsh & McLennan Cos. Inc.	7,390	$1,489,307
MetLife Inc.	27,685	2,280,413
Travelers Cos. Inc.	8,525	2,380,351
Total Insurance		6,150,071

Total Financials		16,712,515
Health Care — 11.4%
Health Care Equipment & Supplies — 2.7%
Becton Dickinson & Co.	17,095	3,199,671
Health Care Providers & Services — 2.3%
CVS Health Corp.	24,041	1,812,451
UnitedHealth Group Inc.	2,674	923,332
Total Health Care Providers & Services		2,735,783
Pharmaceuticals — 6.4%
AstraZeneca PLC, ADR	21,711	1,665,668
Haleon PLC, ADR	231,325	2,074,985
Johnson & Johnson	9,342	1,732,194
Merck & Co. Inc.	23,702	1,989,309
Total Pharmaceuticals		7,462,156

Total Health Care		13,397,610
Industrials — 9.8%
Aerospace & Defense — 5.2%
L3Harris Technologies Inc.	6,874	2,099,389
Northrop Grumman Corp.	3,228	1,966,885
RTX Corp.	12,401	2,075,059
Total Aerospace & Defense		6,141,333
Commercial Services & Supplies — 1.6%
Waste Management Inc.	8,481	1,872,859
Ground Transportation — 3.0%
Old Dominion Freight Line Inc.	6,700	943,226
Union Pacific Corp.	10,750	2,540,977
Total Ground Transportation		3,484,203

Total Industrials		11,498,395
Information Technology — 14.9%
Electronic Equipment, Instruments & Components — 1.9%
TE Connectivity PLC	9,792	2,149,638
Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Inc.	12,777	4,215,260
Texas Instruments Inc.	10,261	1,885,253
Total Semiconductors & Semiconductor Equipment		6,100,513
Software — 6.1%
Microsoft Corp.	9,945	5,151,013
Oracle Corp.	7,254	2,040,115
Total Software		7,191,128
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.	7,854	1,999,864

Total Information Technology		17,441,143
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Materials — 5.7%
Chemicals — 2.9%
	Air Products & Chemicals Inc.	4,753	$1,296,238
	Linde PLC	4,409	2,094,275
Total Chemicals			3,390,513
Construction Materials — 1.8%
	Vulcan Materials Co.	6,958	2,140,420
Metals & Mining — 1.0%
	Freeport-McMoRan Inc.	29,481	1,156,245

Total Materials			6,687,178
Real Estate — 5.2%
Residential REITs — 2.0%
	AvalonBay Communities Inc.	12,264	2,369,037
Specialized REITs — 3.2%
	American Tower Corp.	9,858	1,895,891
	Public Storage	6,197	1,790,003
Total Specialized REITs			3,685,894

Total Real Estate			6,054,931
Utilities — 5.4%
Electric Utilities — 1.1%
	Edison International	11,320	625,770
	PG&E Corp.	47,616	718,049
Total Electric Utilities			1,343,819
Multi-Utilities — 4.3%
	DTE Energy Co.	8,972	1,268,910
	Sempra	41,429	3,727,781
Total Multi-Utilities			4,996,691

Total Utilities			6,340,510
Total Investments before Short-Term Investments (Cost — $97,100,944)			115,473,700
	Rate
Short-Term Investments — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $2,343,040)	3.958%	2,343,040	2,343,040 (a)
Total Investments — 100.4% (Cost — $99,443,984)			117,816,740
Liabilities in Excess of Other Assets — (0.4)%			(490,590)
Total Net Assets — 100.0%			$117,326,150

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
At September 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	10/3/25	$6,690.000	30	$20,065,380	$(65,550)
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin ClearBridge Enhanced Income ETF

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	10/10/25	$6,700.000	31	$20,734,226	$(127,596)
S&P 500 Index, Call	10/17/25	6,820.000	30	20,065,380	(49,740)
S&P 500 Index, Call	10/24/25	6,900.000	28	18,727,688	(30,800)
S&P 500 Index, Call	10/31/25	6,885.000	30	20,065,380	(58,860)
Total Exchange-Traded Written Options (Premiums received — $260,240)					$(332,546)
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 12.7%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$7 *(a)(b)
Entertainment — 4.3%
Netflix Inc.	15,927	19,095,199 *
Interactive Media & Services — 8.4%
Meta Platforms Inc., Class A Shares	51,426	37,766,226

Total Communication Services		56,861,432
Consumer Discretionary — 18.2%
Automobiles — 6.2%
Tesla Inc.	62,364	27,734,518 *
Broadline Retail — 9.4%
Amazon.com Inc.	191,850	42,124,505 *
Hotels, Restaurants & Leisure — 2.6%
Airbnb Inc., Class A Shares	95,569	11,603,988 *

Total Consumer Discretionary		81,463,011
Consumer Staples — 1.6%
Beverages — 1.6%
Monster Beverage Corp.	106,078	7,140,110 *

Financials — 8.1%
Financial Services — 6.6%
PayPal Holdings Inc.	142,956	9,586,629 *
Visa Inc., Class A Shares	58,718	20,045,151
Total Financial Services		29,631,780
Insurance — 1.5%
Marsh & McLennan Cos. Inc.	32,812	6,612,603

Total Financials		36,244,383
Health Care — 4.7%
Health Care Equipment & Supplies — 2.5%
Intuitive Surgical Inc.	24,878	11,126,188 *
Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific Inc.	20,148	9,772,183

Total Health Care		20,898,371
Industrials — 4.9%
Electrical Equipment — 3.2%
Eaton Corp. PLC	37,802	14,147,398
Ground Transportation — 1.7%
Uber Technologies Inc.	77,139	7,557,308 *

Total Industrials		21,704,706
Information Technology — 46.1%
Semiconductors & Semiconductor Equipment — 21.3%
ASML Holding NV, Registered Shares	10,554	10,217,222
NVIDIA Corp.	378,223	70,568,847
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,193	14,576,983
Total Semiconductors & Semiconductor Equipment		95,363,052
Software — 14.8%
Datadog Inc., Class A Shares	32,700	4,656,480 *
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Intuit Inc.	17,766	$12,132,579
	Oracle Corp.	45,512	12,799,795
	Palo Alto Networks Inc.	80,977	16,488,537 *
	ServiceNow Inc.	10,554	9,712,635 *
	Synopsys Inc.	20,724	10,225,014 *
Total Software			66,015,040
Technology Hardware, Storage & Peripherals — 10.0%
	Apple Inc.	176,534	44,950,853

Total Information Technology			206,328,945
Materials — 2.0%
Chemicals — 2.0%
	Sherwin-Williams Co.	25,521	8,836,901
Total Investments before Short-Term Investments (Cost — $304,793,391)			439,477,859
	Rate
Short-Term Investments — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $7,757,214)	3.958%	7,757,214	7,757,214 (c)
Total Investments — 100.0% (Cost — $312,550,605)			447,235,073
Liabilities in Excess of Other Assets — (0.0)%††			(105,311)
Total Net Assets — 100.0%			$447,129,762

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	Franklin ClearBridge Enhanced Income ETF	ClearBridge Large Cap Growth Select ETF
Assets:
Investments, at value (Cost — $99,443,984 and $312,550,605, respectively)	$117,816,740	$447,235,073
Dividends receivable	110,139	74,933
Total Assets	117,926,879	447,310,006
Liabilities:
Written options, at value (premiums received — $260,240 and 0, respectively)	332,546	—
Payable for securities purchased	223,234	—
Investment management fee payable	44,889	168,815
Due to custodian	60	—
Reorganization expenses payable (Note 6)	—	11,429
Total Liabilities	600,729	180,244
Total Net Assets	$117,326,150	$447,129,762
Net Assets:
Par value (Note 5)	$22	$54
Paid-in capital	101,969,230	309,909,027
Total distributable earnings (loss)	15,356,898	137,220,681
Total Net Assets	$117,326,150	$447,129,762
Shares Outstanding	2,150,000	5,363,748
Net Asset Value	$54.57	$83.36
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2025

	Franklin ClearBridge Enhanced Income ETF	ClearBridge Large Cap Growth Select ETF
Investment Income:
Dividends	$1,298,901	$1,222,720
Less: Foreign taxes withheld	(43,192)	(26,689)
Total Investment Income	1,255,709	1,196,031
Expenses:
Investment management fee (Note 2)	253,026	983,850
Total Expenses	253,026	983,850
Net Investment Income	1,002,683	212,181
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	970,636	26,136,771
Written options	(1,120,232)	—
Foreign currency transactions	848	—
Net Realized Gain (Loss)	(148,748)	26,136,771
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,907,039	48,121,999
Written options	(280,595)	—
Foreign currencies	(61)	—
Change in Net Unrealized Appreciation (Depreciation)	8,626,383	48,121,999
Net Gain on Investments, Written Options and Foreign Currency Transactions	8,477,635	74,258,770
Increase in Net Assets From Operations	$9,480,318	$74,470,951
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin ClearBridge Enhanced Income ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$1,002,683	$915,288
Net realized gain (loss)	(148,748)	2,129,448
Change in net unrealized appreciation (depreciation)	8,626,383	3,526,478
Increase in Net Assets From Operations	9,480,318	6,571,214
Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,396,793)	(762,989)
Decrease in Net Assets From Distributions to Shareholders	(3,396,793)	(762,989)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (150,000 and 1,200,000 shares issued, respectively)	7,855,735	60,515,382
Cost of shares repurchased (0 and 150,000 shares repurchased, respectively)	—	(7,780,136)
Increase in Net Assets From Fund Share Transactions	7,855,735	52,735,246
Increase in Net Assets	13,939,260	58,543,471
Net Assets:
Beginning of period	103,386,890	44,843,419
End of period	$117,326,150	$103,386,890
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
ClearBridge Large Cap Growth Select ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$212,181	$1,029,471
Net realized gain (loss)	26,136,771	(3,223,923)
Change in net unrealized appreciation (depreciation)	48,121,999	11,383,255
Increase in Net Assets From Operations	74,470,951	9,188,803
Distributions to Shareholders From (Note 1):
Total distributable earnings	—	(700,001)
Decrease in Net Assets From Distributions to Shareholders	—	(700,001)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,750,000 and 500,000 shares issued, respectively)	137,438,062	36,056,914
Cost of shares repurchased (1,850,000 and 200,133 shares repurchased, respectively)	(145,629,341)	(14,367,182)
Net assets of shares issued in connection with merger (0 and 1,813,881 shares issued, respectively) (Note 6)	—	125,493,889
Increase (Decrease) in Net Assets From Fund Share Transactions	(8,191,279)	147,183,621
Increase in Net Assets	66,279,672	155,672,423
Net Assets:
Beginning of period	380,850,090	225,177,667
End of period	$447,129,762	$380,850,090
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Financial Highlights
Franklin ClearBridge Enhanced Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$51.69	$47.20	$39.71	$42.27	$41.01	$34.97	$32.20
Income (loss) from operations:
Net investment income	0.49	0.88	0.79	0.75	0.24	0.44	0.56
Net realized and unrealized gain (loss)	4.04	4.38	7.44	(2.60)	1.30	6.06	2.71
Total income (loss) from operations	4.53	5.26	8.23	(1.85)	1.54	6.50	3.27
Less distributions from:
Net investment income	(1.65)	(0.77)	(0.74)	(0.71)	(0.28)	(0.46)	(0.50)
Total distributions	(1.65)	(0.77)	(0.74)	(0.71)	(0.28)	(0.46)	(0.50)
Net asset value, end of period	$54.57	$51.69	$47.20	$39.71	$42.27	$41.01	$34.97
Total return, based on NAV[5]	8.93%	11.20%	20.95%	(4.27)%	3.75%	18.69%	10.43%
Net assets, end of period (000s)	$117,326	$103,387	$44,843	$29,782	$21,133	$20,504	$12,241
Ratios to average net assets:
Gross expenses	0.47%[6]	0.47%	0.58%[7]	0.59%	0.59%[6]	0.59%	0.59%
Net expenses	0.47 [6]	0.47	0.58 [7]	0.59	0.59 [6]	0.59	0.59
Net investment income	1.87 [6]	1.78	1.86	1.92	1.75 [6]	1.12	1.80
Portfolio turnover rate[8]	22%	45%	17%	18%	6%	9%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period December 1, 2021 through March 31, 2022.
[4]	For the year ended November 30.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]
Effective March 1, 2024, the Fund’s management fee was reduced to 0.47%. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Financial Highlights (cont’d)
ClearBridge Large Cap Growth Select ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$69.70	$67.22	$47.67	$53.73	$60.55	$48.84	$37.32
Income (loss) from operations:
Net investment income	0.04	0.21	0.11	0.08	0.00 [5]	0.04	0.13
Net realized and unrealized gain (loss)	13.62	2.40	19.50	(5.32)	(6.09)	11.85	11.53
Total income (loss) from operations	13.66	2.61	19.61	(5.24)	(6.09)	11.89	11.66
Less distributions from:
Net investment income	—	(0.13)	(0.06)	(0.07)	(0.01)	(0.18)	(0.14)
Net realized gains	—	—	—	(0.75)	(0.72)	—	—
Total distributions	—	(0.13)	(0.06)	(0.82)	(0.73)	(0.18)	(0.14)
Net asset value, end of period	$83.36	$69.70	$67.22	$47.67	$53.73	$60.55	$48.84
Total return, based on NAV[6]	19.60%	3.87%	41.17%	(9.48)%	(10.21)%	24.44%	31.35%
Net assets, end of period (millions)	$447	$381	$225	$131	$223	$182	$125
Ratios to average net assets:
Gross expenses	0.47%[7]	0.48%[8]	0.58%[8,9]	0.59%	0.59%[7]	0.59%	0.59%
Net expenses	0.47 [7]	0.48 [8]	0.58 [8,9]	0.59	0.59 [7]	0.59	0.59
Net investment income	0.10 [7]	0.29	0.20	0.19	0.02 [7]	0.07	0.34
Portfolio turnover rate[10]	27%	18%	12%	17%	9%	18%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period December 1, 2021 through March 31, 2022.
[4]	For the year ended November 30.
[5]	Amount represents less than $0.005 or greater than $(0.005) per share.
[6]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.
[8]
Expense ratios are including reorganization expenses that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.47%, respectively, for the year ended March 31, 2025, and 0.57% and 0.57%, respectively, for the year ended
March 31, 2024.

[9]
Effective March 1, 2024, the Fund’s management fee was reduced to 0.47%. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.

[10]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ClearBridge ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin ClearBridge Enhanced Income ETF (“Enhanced Income ETF’’) and ClearBridge Large Cap Growth Select ETF (“Large Cap Growth Select ETF”) (formerly ClearBridge Large Cap Growth ESG ETF) (the “Funds”) are separate investment series of Legg Mason ETF Investment Trust (the “Trust”). Enhanced Income ETF is a separate diversified investment series of the Trust. Large Cap Growth Select ETF is a separate non-diversified investment series of the Trust. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculate its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

ClearBridge ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Enhanced Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$115,473,700	—	—	$115,473,700
Short-Term Investments†	2,343,040	—	—	2,343,040
Total Investments	$117,816,740	—	—	$117,816,740
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:	$332,546	—	—	$332,546

†	See Schedules of Investments for additional detailed categorizations.
Large Cap Growth Select ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$56,861,425	—	$7	$56,861,432
Other common stocks	382,616,427	—	—	382,616,427
Total Long-Term Investments	439,477,852	—	7	439,477,859

ClearBridge ETFs 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$7,757,214	—	—	$7,757,214
Total Investments	$447,235,066	—	$7	$447,235,073

†	See Schedules of Investments for additional detailed categorizations.
(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

ClearBridge ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Large Cap Growth Select ETF distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. For Enhanced Income ETF, distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Enhanced Income ETF	0.47%
Large Cap Growth Select ETF	0.47%
As compensation for its subadvisory services, FTFA as to each Fund pays ClearBridge a fee monthly, at an annual rate equal to 70% of the management fee paid by the Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

ClearBridge ETFs 2025 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of September 30, 2025, Franklin Resources and its affiliates owned 28% of the Enhanced Income ETF.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Enhanced Income ETF	$23,245,195	$27,157,588
Large Cap Growth Select ETF	237,336,356	110,590,854
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
Enhanced Income ETF	$7,536,699	—	—
Large Cap Growth Select ETF	8,437,747	$136,076,573	$30,646,435

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Enhanced Income ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$99,680,679	$20,132,281	$(1,996,220)	$18,136,061
Written options	(260,240)	22,641	(94,947)	(72,306)

	Large Cap Growth Select ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$315,438,467	$138,079,395	$(6,282,789)	$131,796,606
4. Derivative instruments and hedging activities
Enhanced Income ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$332,546

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

ClearBridge ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$(1,120,232)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$(280,595)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Written options	$329,011

*	Based on the average of the market values at each month-end during the period.
Large Cap Growth Select ETF
During the six months ended September 30, 2025, the Funds did not invest in derivative instruments
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transfer of net assets
On June 14, 2024, Large Cap Growth Select ETF acquired the assets and liabilities of ClearBridge All Cap Growth ESG ETF (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of both the Acquired Fund and Large Cap Growth Select ETF. Total shares issued by Large Cap Growth Select ETF and the total net assets of the Acquired Fund and Large Cap Growth Select ETF on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge All Cap Growth ESG ETF	1,813,881	$125,493,889	$242,148,585
As part of the reorganization, for each common share they held, shareholders of the Acquired Fund received 0.771864 common shares of Large Cap Growth Select ETF. Large Cap Growth Select ETF did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, Large Cap Growth Select ETF purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $33,607,978, accumulated net realized gain of $5,611,751 and overdistributed net investment income of $(62,976). Total net assets of Large Cap Growth Select ETF immediately after the transfer were $367,642,474. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

ClearBridge ETFs 2025 Semi-Annual Report

Proforma results of operations of the combined entity for the entire year ended March 31, 2025, as though the acquisition had occurred as of the beginning of the period (rather than on the actual acquisition date), are as follows:

(Unaudited)
Net investment income	$1,048,904
Net realized gain	3,605,036
Change in net unrealized appreciation	7,856,807
Increase in net assets from operations	$12,510,747
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in Large Cap Growth Select ETF’s accompanying Statement of Operations since the close of business on June 14, 2024.
7. Deferred capital losses
As of March 31, 2025, Large Cap Growth Select ETF had deferred capital losses of $21,469,359, which have no expiration date, that will be available to offset future taxable capital gains.
8. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
9. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Funds within the Funds’ investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge ETFs 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

ClearBridge ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason ETF Investment Trust
Franklin ClearBridge Enhanced Income ETF
(formerly ClearBridge Dividend Strategy Select ETF)
ClearBridge Large Cap Growth Select ETF
(formerly ClearBridge Large Cap Growth ESG ETF)
(each a Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Templeton Fund Adviser, LLC (FTFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between FTFA and ClearBridge Investments, LLC (ClearBridge), an affiliate of FTFA, on behalf of each Fund; and (iii) the investment sub-advisory agreement between FTFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of FTFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FTFA, ClearBridge and Western Asset LLC are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.

ClearBridge ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
ClearBridge Enhanced Income ETF - The Performance Universe for the Fund included the Fund and 12 other equity income actively managed exchange-traded funds. The Fund commenced operations on May 22, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board also noted that effective February 28, 2025, the Fund changed: (1) its name from ClearBridge Dividend Strategy ESG ETF to the Fund’s current  name; (2) its investment objective to seek to provide income and long-term capital appreciation; (3) its dividend policy to monthly; and (4) its investment strategy in order to pursue an enhanced equity income strategy by, under normal market conditions, investing primarily in dividend-paying equity securities and “enhancing” income through the employment of an options overlay by writing (selling) U.S. exchange-traded call options based upon US large capitalization equity indices. The Board further noted that Franklin Managed Options Strategies, LLC was appointed as an additional sub-adviser to the Fund to manage the options overlay portion of the Fund’s portfolio, also effective February 28, 2025. The Board concluded that the Fund’s performance was satisfactory.
ClearBridge Large Cap Growth Select ETF - The Performance Universe for the Fund included the Fund and all retail and institutional large-cap growth funds and exchange-traded funds. The Fund commenced operations on May 22, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the annualized total return for the one-, three- and five-year periods was 26.45%, 8.25% and 15.54%, respectively. The Board discussed this performance with management and management explained that underperformance relative to the Fund’s Performance Universe over each period was due in part to the differing investment focus by the Fund, which was on diversification and risk control, and the benchmark which was on exposure to mega cap stocks. Management further explained that the benchmark has increased its concentration in Magnificent Seven stocks, accounting for 68% of returns in 2024, every year since 2020, making it difficult for the Fund to maintain market diversification and market weight exposures when compared against the benchmark. Management also explained that the Fund’s underperformance was due in part to sector allocation overweights to the underperforming health care and industrials sectors and sector allocation underweight to the overperforming information technology sector. The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to improve the overall performance of the Fund, including the Fund’s repositioning effective August 1, 2025 that resulted in a change in the Fund’s name and 80% rule investment policy; and changes to the Fund’s principal investment strategies, including a change to the sub-classification of the Fund from a “diversified company” to a “non-diversified

ClearBridge ETFs

company” to allow for a more focused investment approach and de-emphasis of ESG investment criteria. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
ClearBridge Enhanced Income ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and 12 other equity income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that effective March 1, 2024, the Fund’s unitary management fee rate was reduced from 0.59% to 0.47%. The Board further noted that each of ClearBridge and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee between FTFA and each of ClearBridge and Western Asset LLC reflected the services provided by each Manager to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of ClearBridge and Western Asset LLC are reasonable.
ClearBridge Large Cap Growth Select ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, three other large-cap growth funds and one large-cap core fund. The Board noted that the Management Rate and actual total expense ratio for the Fund were equal to the medians of its Expense Group. The Board further noted that the Fund has a Unified Fee and discussed the terms of the Unified Fee Arrangement. The Board also noted that effective March 1, 2024, the Fund’s unitary management fee rate was reduced from 0.59% to 0.47%. The Board noted the small size of the Fund’s Expense Group and that therefore no quintile information was available for the Fund. The Board further noted that each of ClearBridge and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee between FTFA and each of ClearBridge and Western Asset LLC reflected the services provided by each Manager to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of ClearBridge and Western Asset LLC are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

ClearBridge ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FTFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for FTFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2024, ClearBridge Large Cap Growth Select ETF’s net assets were approximately $400 million and Franklin ClearBridge Enhanced Income ETF did not have an asset size that would likely enable it to achieve economies of scale. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, neither of the Funds experienced a profit. The Board recognized that there would not likely be any economies of scale for Franklin ClearBridge Enhanced Income ETF until its assets grow.  The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, ClearBridge Large Cap Growth Select ETF’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

ClearBridge ETFs

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ClearBridge ETFs
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
ClearBridge Investments, LLC
Franklin Managed Options Strategies, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
ClearBridge ETFs
Franklin ClearBridge Enhanced Income ETF
ClearBridge Large Cap Growth Select ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
ClearBridge ETFs
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth Select ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBETF-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 28, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025